Restatement of Prior Period Quarterly Financial Statements (Unaudited) - Restated Condensed Consolidated Balance Sheets (Unaudited) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 5,608				$ 10,949
Accounts receivable—net	23,216				16,781
Inventories - net	24,574				19,055
Prepaid and other current assets	4,034				5,221
Total current assets	195,814				175,113
Non-current inventories - net	6,637				0
Property, plant and equipment - net	789				11,421
Goodwill	0				4,414	$ 3,413
Other intangible assets - net	0				13,504
Other assets - net	5,418				3,374
Total assets	344,509				360,185
Current Liabilities:
Accounts payable	10,236				7,555
Accrued expenses	15,099				13,029
Current portion of short and long-term obligations	174,177
Total current liabilities	240,388				56,992
Long-term obligations—less current portion					49,073
Acquisition contingencies	1,130				4,986
Other long-term liabilities	1,732				439
Deferred tax liabilities
Total liabilities	243,535				112,428
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding	66,410				66,226	63,923	$ 60,016
Stockholders' equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,087,917 shares issued and outstanding	75				64
Additional paid-in capital	498,438				433,143
Accumulated other comprehensive loss	(7,629)				(7,270)
Accumulated deficit	(451,179)				(239,537)
Less treasury stock, 1,250,201, 1,257,949 and 1,265,761 shares, respectively, at cost	(5,141)				(4,869)
Total stockholders' equity	34,564				181,531	$ 181,517	$ 164,062
Total liabilities and stockholders' equity	$ 344,509				$ 360,185
As Previously Reported [Member]
Current Assets:
Cash and cash equivalents		$ 2,950	$ 4,518	$ 6,043
Accounts receivable—net		56,556	56,163	55,670
Inventories - net		130,913	127,906	114,365
Prepaid and other current assets		8,631	8,733	9,860
Total current assets		199,050	197,320	185,938
Non-current inventories - net		18,345	20,445
Property, plant and equipment - net		81,206	79,691	79,235
Deferred tax assets—net		20,967	19,715	16,778
Goodwill		236,547	271,429	308,345
Other intangible assets - net		24,345	25,269	25,512
Other assets - net		7,271	7,542	7,918
Total assets		587,731	621,411	623,726
Current Liabilities:
Accounts payable		17,800	20,766	23,315
Accrued expenses		31,067	24,668	24,992
Current portion of short and long-term obligations		2,748	4,744	4,825
Total current liabilities		51,615	50,178	53,132
Long-term obligations—less current portion		169,137	165,081	163,615
Acquisition contingencies		63,719	98,372	99,962
Other long-term liabilities		2,271	2,562	3,065
Deferred tax liabilities			325
Deferred revenue		1,134		1,535
Total liabilities		287,876	316,518	321,309
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding		66,364	66,318	66,272
Stockholders' equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,087,917 shares issued and outstanding		75	75	75
Additional paid-in capital		497,518	496,596	495,263
Accumulated other comprehensive loss		(8,390)	(7,268)	(7,663)
Accumulated deficit		(250,639)	(245,787)	(246,531)
Less treasury stock, 1,250,201, 1,257,949 and 1,265,761 shares, respectively, at cost		(5,073)	(5,041)	(4,999)
Total stockholders' equity		233,491	238,575	236,145
Total liabilities and stockholders' equity		587,731	621,411	623,726
Restatement Adjustments [Member]
Current Assets:
Accounts receivable—net		(11)	(623)	39
Inventories - net		(12,577)	(12,452)	1,121
Prepaid and other current assets		(475)	(475)	(461)
Total current assets		(13,063)	(13,550)	699
Non-current inventories - net		(9,971)	(11,220)	10,261
Property, plant and equipment - net		265	265	265
Deferred tax assets—net		609	515	336
Goodwill		(41,709)	(76,362)	(113,548)
Other intangible assets - net		73,269	75,382	77,494
Other assets - net		(265)	(265)	(265)
Total assets		9,135	(25,235)	(24,758)
Current Liabilities:
Accounts payable		(166)	(166)	(166)
Accrued expenses		647	644	565
Total current liabilities		481	478	399
Acquisition contingencies		11,854	(22,799)	(22,799)
Total liabilities		12,335	(22,321)	(22,400)
Stockholders' equity:
Accumulated deficit		(3,200)	(2,914)	(2,358)
Total stockholders' equity		(3,200)	(2,914)	(2,358)
Total liabilities and stockholders' equity		9,135	(25,235)	(24,758)
Historical As Restated [Member]
Current Assets:
Cash and cash equivalents		2,950	4,518	6,043
Accounts receivable—net		56,545	55,540	55,709
Inventories - net		118,336	115,454	115,486
Prepaid and other current assets		8,156	8,258	9,399
Total current assets		185,987	183,770	186,637
Non-current inventories - net		8,374	9,225	10,261
Property, plant and equipment - net		81,471	79,956	79,500
Deferred tax assets—net		21,576	20,230	17,114
Goodwill		194,838	195,067	194,797
Other intangible assets - net		97,614	100,651	103,006
Other assets - net		7,006	7,277	7,653
Total assets		596,866	596,176	598,968
Current Liabilities:
Accounts payable		17,634	20,600	23,149
Accrued expenses		31,714	25,312	25,557
Current portion of short and long-term obligations		2,748	4,744	4,825
Total current liabilities		52,096	50,656	53,531
Long-term obligations—less current portion		169,137	165,081	163,615
Acquisition contingencies		75,573	75,573	77,163
Other long-term liabilities		2,271	2,562	3,065
Deferred tax liabilities			325
Deferred revenue		1,134		1,535
Total liabilities		300,211	294,197	298,909
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding		66,364	66,318	66,272
Stockholders' equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,087,917 shares issued and outstanding		75	75	75
Additional paid-in capital		497,518	496,596	495,263
Accumulated other comprehensive loss		(8,390)	(7,268)	(7,663)
Accumulated deficit		(253,839)	(248,701)	(248,889)
Less treasury stock, 1,250,201, 1,257,949 and 1,265,761 shares, respectively, at cost		(5,073)	(5,041)	(4,999)
Total stockholders' equity		230,291	235,661	233,787
Total liabilities and stockholders' equity		$ 596,866	$ 596,176	$ 598,968